Note 26 - Contingencies	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of contingencies [text block]
26.
         Contingen
cies

(a)	Litigation

On
February 26, 2018,
the Company’s former Chief Executive Officer, Phillip Comberg, filed a legal claim alleging the Company committed a repudiatory breach of his service agreement in connection with the termination of his employment on
October 4, 2017.
Mr. Comberg is claiming damages of
£615,600
related to the notice period in his service agreement,
£540,000
related to shares in the Company he alleges were due to him, and other unquantified amounts related to bonuses and past services fees alleged to be due.

On
April 9, 2018,
the Company filed a defense and counterclaim, denying the claims asserted by Mr. Comberg and claiming damages in an amount of approximately
$27
million plus certain other amounts to be quantified. The Company believes strongly in the merits of its litigation against Mr. Comberg and intends to continue a strong defense and counterclaim.

As the outcome of the litigation is uncertain, very much dependent upon uncertain future determinations by third
parties, and the amount of any possible recovery or liability cannot be reliably measured, no
provision has been made in these financial statements in respect of this matter.

(b)	Bank guarantees

The Group has issued bank guarantees totaling
$1.0
million to customers to secure performance obligations under power services contracts. These obligations are secured by a first
charge over the assets of JA Martin PTY Limited.